Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
10.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Refund liability (1)	243,236	133,066
Salary and welfare payables	139,020	113,189
Other tax liabilities (2)	75,674	39,497
Dividend payable	—	31,254
Advanced deposits (3)	24,204	28,770
Accrued marketing expenses	41,869	28,762
Payables to educational institutions (4)	28,960	23,149
Accrued service fees (5)	5,691	13,176
Payables for leasehold improvement and intangible assets	6,089	4,436
Other payables	21,300	21,040
	586,043	436,339

(1)
Refund liability represented the tutoring fee collected by the Group which is estimated to refund back to its customers as a result of its refund policy.
(2)
The balance represented accrued income tax payable and other tax liabilities in accordance with local tax laws.
(3)
Advanced deposits primarily included down payments paid by prospective students before contracts signing.
(4)
The balance represented tuition fees collected from the students for their registrations with educational institutions.
(5)
The balance represented accrued expenses for outsourced service providers and other professional services.